Segmented Information	12 Months Ended
Jun. 30, 2022
Disclosure Of Entities Reportable Segments [abstract]
Segmented Information	SEGMENTED INFORMATION
(a)Operating Segments
The Company and its subsidiaries operate primarily in one principal business, that being development, marketing, and support of management and data security solutions for endpoint computing devices.
(b)Entity wide disclosures
Geographic revenue information is based on the location of the customer invoiced. Long-lived assets include non-current contract acquisition assets, property and equipment, right-of-use assets, intangible assets, goodwill, and other non-current assets.

	Year ended June 30,
	2022	2021
Revenue
United States	$152,995	$101,020
Rest of world	40,634	17,994
Canada	3,682	1,770
	$197,311	$120,784

	June 30, 2022	June 30, 2021
Non-current assets
Canada	$8,759	$10,875
United States and rest of world	371,047	11,092
	$379,806	$21,967